Events occurring after the reporting date	12 Months Ended
Jan. 31, 2018
Events After Reporting Period [Abstract]
Disclosure of events after reporting period [text block]
33	Events occurring after the reporting date

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Subsequent to the end of the financial year the Company entered into a Deed of Amendment with their banker BNZ to reduce the facility as at 31 January 2018 of NZD$36.4 million to NZD$20 million. In addition the new facility takes over guarantees and financial instruments totaling NZD$1,345,000.

The new facility has been provided for 12 months to 14 June 2019 and is subject to four undertakings being: Interest cover ratio of three times that is first tested as at 30 April 2019; gross EBITDA ratio measured to 3 months to September 2018 of $0, six months to 30 December 2018 is greater than $3 million; inventory and receivables ratio must be greater than 2 times being first measured as at 30 September 2018; and the actual sales and gross margin must not vary by more than 10% from the budget submitted to the Bank.

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Subsequent to the end of the financial period and up to 13 June 2018 the Company issued new ordinary shares to the value of $USD$23.5 million. The share capital has been used to reduce the outstanding Bank facilities as at 31 January 2018 to the new Bank facility limit of NZD$20 million described above.

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Subsequent to the end of the financial year on 28 June 2018 the Company entered into a Loan facility Agreement with an associate of a major shareholder that provides the Company with a standby facility that makes available to the Company a loan facility to fund creditor calls, working capital, and or servicing of repayment of debt facilities. The facility is split between Facility A which is a NZD$10 million amount available for the purpose or creditor calls and working capital; and Facility B which is a NZD$10 million amount for the purpose of repayment of the Company’s debt with BNZ in the event the Company’s Bank gives notice to reduce or repay the facility. Each facility is subject to a facility fee of NZD$500,000 upon first draw down from each facility.

The facility expires on the second anniversary of the date of the agreement.Interest is payable under the facility on amounts drawn at a rate of 7.5%.

In the event the Company having outstanding indebeteness under the agreement, the borrower grants to the lender an option to convert all or part of the indebeteness into shares of the Company, where the number of shares are determined by the greater of a caclucation using the closing share price and the 30 day VWAP

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The Company and Naked Brands Inc completed a merger on 19 June 2018 that was approved by the Naked shareholders on 11 June 2018. The combined group will be known as Naked Brands Group Limited an Australian domiciled entity listed on the Nasdaq.

•	Subsequent to the end of the financial period, the shareholder loan converted to equity on closing of the merger with Naked Brands Inc.